Stock Options - Schedule of Changes in Stock Options (Details)	Jan. 31, 2026 $ / shares	Jan. 31, 2026 $ / shares	Oct. 31, 2025 $ / shares	Oct. 31, 2025 $ / shares	Oct. 31, 2024 $ / shares	Oct. 31, 2024 $ / shares
Schedule of Changes in Stock Options [Abstract]
Number of options Outstanding, Balance	138	138	138	138	138	138
Weighted average exercise price Outstanding, Balance | (per share)	$ 17,711.94	$ 24,020.94	$ 17,136	$ 24,021.25	$ 17,295.38	$ 24,068.25
Number of options Outstanding, Exercisable	138	138
Weighted average exercise price Outstanding, Exercisable | (per share)	$ 17,711.94	$ 24,020.94